Warrant Liabilities - Schedule of Derivative Financial Liabilities Changes In Fair Value (Details)	Dec. 31, 2024 shares
Series A [Member]
Warrant Liabilities - Schedule of Derivative Financial Liabilities Changes In Fair Value (Details) [Line Items]
Total Issued	2,200,000
Total Exercise	1,246,992
Remaining	953,008
Series B [Member]
Warrant Liabilities - Schedule of Derivative Financial Liabilities Changes In Fair Value (Details) [Line Items]
Total Issued	2,200,000
Total Exercise	1,271,992
Remaining	928,008
Existing listing warrant [Member]
Warrant Liabilities - Schedule of Derivative Financial Liabilities Changes In Fair Value (Details) [Line Items]
Total Issued	250,000
Total Exercise	229,453
Remaining	20,547
Exchange listing warrant [Member]
Warrant Liabilities - Schedule of Derivative Financial Liabilities Changes In Fair Value (Details) [Line Items]
Total Issued	250,000
Total Exercise	229,453
Remaining	20,547